L. SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 25, 2017
Segment Reporting [Abstract]
Segment Reporting Detail
<BTB>	Fiscal Year Ended
	June 25,	June 26,
	2017	2016
Net sales and operating revenues:
Franchising and food and supply distribution	$ 41,880	$ 40,324
Company-owned restaurants (1)	15,233	19,629
Consolidated revenues	$ 57,113	$ 59,953

Depreciation and amortization:
Franchising and food and supply distribution	$ 11	$ 23
Company-owned restaurants (1)	1,987	2,458
Combined	1,998	2,481
Corporate administration and other	458	241
Depreciation and amortization	$ 2,456	$ 2,722

Loss from continuing operations before taxes
Franchising and food and supply distribution (2)	$ 2,294	$ 2,927
Company-owned restaurants (1) (2)	(3,797)	(4,293)
Combined	(1,503)	(1,366)
Impairment of long-lived assets and other lease charges	(5,877)	(1,698)
Corporate administration and other (2)	(4,734)	(2,769)
Loss from continuing operations before taxes	$ (12,114)	$ (5,833)

Capital Expenditures:
Franchising and food and supply distribution	$ -	$ -
Company-owned restaurants	337	7,497
Corporate administration	236	613
Combined capital expenditures	$ 573	$ 8,110

Assets:
Franchising and food and supply distribution	$ 3,326	$ 3,187
Company-owned restaurants	3,346	12,817
Corporate administration	2,874	2,501
Combined assets	$ 9,546	$ 18,505

(1)	Company stores that were closed are included in discontinued operations in the accompanying Condensed
Consolidated Statement of Operations.

(2)	Portions of corporate administration and other have been allocated to segments.